Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Sep. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated March 22, 2021 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised February 9, 2021), for iShares Morningstar Large-Cap Growth ETF (JKE), iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

As previously announced, the Board of Trustees (the “Board”) has approved the following changes for each Fund:

The following changes for each Fund will be effective on March 22, 2021.

Current Fund Name and Ticker[1]	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Large-Cap Growth ETF (JKE)	iShares Morningstar Growth ETF	ILCG	Morningstar® US Large Growth IndexSM	Morningstar® US Large-Mid Cap Broad Growth IndexSM
iShares Morningstar Small-Cap Value ETF (JKL)	N/A	ISCV	Morningstar® US Small Value IndexSM	Morningstar® US Small Cap Broad Value Extended IndexSM
iShares Morningstar Large-Cap Value ETF (JKF)	iShares Morningstar Value ETF	ILCV	Morningstar® US Large Value IndexSM	Morningstar® US Large-Mid Cap Broad Value IndexSM

[1] For the purposes of this Supplement, each Fund will be referred to hereafter by its new ticker.

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Mid-Cap ETF (JKG)	N/A	IMCB	Morningstar® US Mid Core IndexSM	Morningstar® US Mid Cap IndexSM
iShares Morningstar Small-Cap ETF (JKJ)	N/A	ISCB	Morningstar® US Small Core IndexSM	Morningstar® US Small Cap Extended IndexSM
iShares Morningstar Small-Cap Growth ETF (JKK)	N/A	ISCG	Morningstar® US Small Growth IndexSM	Morningstar® US Small Cap Broad Growth Extended IndexSM
iShares Morningstar Large-Cap ETF (JKD)	iShares Morningstar U.S. Equity ETF	ILCB	Morningstar® US Large Core IndexSM	Morningstar® US Large-Mid Cap IndexSM
iShares Morningstar Mid-Cap Growth ETF (JKH)	N/A	IMCG	Morningstar® US Mid Growth IndexSM	Morningstar® US Mid Cap Broad Growth IndexSM
iShares Morningstar Mid-Cap Value ETF (JKI)	N/A	IMCV	Morningstar® US Mid Value IndexSM	Morningstar® US Mid Cap Broad Value IndexSM

Change in certain of the Funds’ “Investment Objective”

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the iShares Morningstar Large-Cap Growth ETF shall be deleted in its entirety and replaced with the following:

The iShares Morningstar Growth ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the iShares Morningstar Large-Cap Value ETF shall be deleted in its entirety and replaced with the following:

The iShares Morningstar Value ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics.

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the iShares Morningstar Large-Cap ETF shall be deleted in its entirety and replaced with the following:

The iShares Morningstar U.S. Equity ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities.

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for ILCG shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap Broad Growth IndexSM (the “Underlying Index”), which measures the performance of stocks issued by large- mid capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks in the top 75% of companies in the investable universe based on liquidity score). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth.

The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the consumer cyclical and technology industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for ISCV shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar US Small Cap Broad Value Extended IndexSM (the “Underlying Index”), which measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “small capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to earnings, price-to-book value, price-to sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the consumer cyclical, financial services and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for ILCV shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap Broad Value IndexSM (the “Underlying Index”), which measures the performance of stocks issued by large-mid capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the financial services, healthcare and technology industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IMCB shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Mid Cap IndexSM (the “Underlying Index”), which measures the performance of stocks issued by mid-capitalization companies that have exhibited both “growth” and “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities and are included in the Underlying Index. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for ISCB shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Small-Cap Extended IndexSM (the “Underlying Index”), which measures the performance of stocks issued by small-capitalization companies that have exhibited both “growth” and “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities and are included in the Underlying Index. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the financials, healthcare services, industrial and technology services industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for ISCG shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Small Cap Broad Growth Extended IndexSM (the “Underlying Index”), which measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021 a significant portion of the Underlying Index is represented by securities of companies in the healthcare, industrials and technology industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for ILCB shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap IndexSM (the “Underlying Index”), which measures the performance of stocks issued by large-mid capitalization companies that have exhibited similar “growth” and “value” characteristics, as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher than average historical and forecasted earnings, sales, equity and cash flow growth are designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities and are included in the Underlying Index. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IMCG shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Mid Cap Broad Growth IndexSM (the “Underlying Index”), which measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, book value and cash flow growth. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2020, a significant portion of the Underlying Index is represented by securities of companies in the healthcare and technology industries or sectors. The components of the Underlying Index are likely to change over time.

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IMCV shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Mid Cap Broad Value IndexSM (the “Underlying Index”), which measures the performance of stocks issued by mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market (“NASDAQ”). The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the financial services industry or sector. The components of the Underlying Index are likely to change over time.

Change in Certain of the Funds’ “Summary of Principal Risks”

The following shall be added to the section entitled a “Summary of Principal Risks” of the prospectus and summary prospectus of ISCB.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

The following shall be added to the section entitled a “Summary of Principal Risks” of the prospectus and summary prospectus of ISCV and ISCG.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

The following shall be added to the section entitled “Summary of Principal Risks” of the prospectus and summary prospectus of ILCG, ILCV, and ILCB.

Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.

The following shall be added to the section entitled “Summary of Principal Risks” of the prospectus and summary prospectus of ILCG.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

The following shall be added to the section entitled “Summary of Principal Risks” of the prospectus and summary prospectus of ILCV, IMCB, ISCB.

Technology Sector Risk. Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

The section entitled “Industrials Sector Risk” shall be deleted in its entirety from the section entitled “Summary of Principal Risks” of the prospectus and summary prospectus of IMCB.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Large-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated March 22, 2021 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised February 9, 2021), for iShares Morningstar Large-Cap Growth ETF (JKE), iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

As previously announced, the Board of Trustees (the “Board”) has approved the following changes for each Fund:

The following changes for each Fund will be effective on March 22, 2021.

Current Fund Name and Ticker[1]	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Large-Cap Growth ETF (JKE)	iShares Morningstar Growth ETF	ILCG	Morningstar® US Large Growth IndexSM	Morningstar® US Large-Mid Cap Broad Growth IndexSM

[1] For the purposes of this Supplement, each Fund will be referred to hereafter by its new ticker.

Change in certain of the Funds’ “Investment Objective”

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the iShares Morningstar Large-Cap Growth ETF shall be deleted in its entirety and replaced with the following:

The iShares Morningstar Growth ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics.

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for ILCG shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap Broad Growth IndexSM (the “Underlying Index”), which measures the performance of stocks issued by large- mid capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks in the top 75% of companies in the investable universe based on liquidity score). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth.

The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the consumer cyclical and technology industries or sectors. The components of the Underlying Index are likely to change over time.

Change in Certain of the Funds’ “Summary of Principal Risks”

The following shall be added to the section entitled “Summary of Principal Risks” of the prospectus and summary prospectus of ILCG, ILCV, and ILCB.

Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.

The following shall be added to the section entitled “Summary of Principal Risks” of the prospectus and summary prospectus of ILCG.

Non-Diversification Risk. The Fund may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund’s performance may depend on the performance of a small number of issuers.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Small-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated March 22, 2021 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised February 9, 2021), for iShares Morningstar Large-Cap Growth ETF (JKE), iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

As previously announced, the Board of Trustees (the “Board”) has approved the following changes for each Fund:

The following changes for each Fund will be effective on March 22, 2021.

Current Fund Name and Ticker[1]	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Small-Cap Value ETF (JKL)	N/A	ISCV	Morningstar® US Small Value IndexSM	Morningstar® US Small Cap Broad Value Extended IndexSM

[1] For the purposes of this Supplement, each Fund will be referred to hereafter by its new ticker.

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for ISCV shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar US Small Cap Broad Value Extended IndexSM (the “Underlying Index”), which measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “small capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to earnings, price-to-book value, price-to sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the consumer cyclical, financial services and industrials industries or sectors. The components of the Underlying Index are likely to change over time.

Change in Certain of the Funds’ “Summary of Principal Risks”

The following shall be added to the section entitled a “Summary of Principal Risks” of the prospectus and summary prospectus of ISCV and ISCG.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Large-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated March 22, 2021 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised February 9, 2021), for iShares Morningstar Large-Cap Growth ETF (JKE), iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

As previously announced, the Board of Trustees (the “Board”) has approved the following changes for each Fund:

The following changes for each Fund will be effective on March 22, 2021.

Current Fund Name and Ticker[1]	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Large-Cap Value ETF (JKF)	iShares Morningstar Value ETF	ILCV	Morningstar® US Large Value IndexSM	Morningstar® US Large-Mid Cap Broad Value IndexSM

[1] For the purposes of this Supplement, each Fund will be referred to hereafter by its new ticker.

Change in certain of the Funds’ “Investment Objective”

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the iShares Morningstar Large-Cap Value ETF shall be deleted in its entirety and replaced with the following:

The iShares Morningstar Value ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics.

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for ILCV shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap Broad Value IndexSM (the “Underlying Index”), which measures the performance of stocks issued by large-mid capitalization companies that have exhibited above-average “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “large-mid capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the financial services, healthcare and technology industries or sectors. The components of the Underlying Index are likely to change over time.

Change in Certain of the Funds’ “Summary of Principal Risks”

The following shall be added to the section entitled “Summary of Principal Risks” of the prospectus and summary prospectus of ILCG, ILCV, and ILCB.

Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.

The following shall be added to the section entitled “Summary of Principal Risks” of the prospectus and summary prospectus of ILCV, IMCB, ISCB.

Technology Sector Risk. Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated March 22, 2021 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised February 9, 2021), for iShares Morningstar Large-Cap Growth ETF (JKE), iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

As previously announced, the Board of Trustees (the “Board”) has approved the following changes for each Fund:

The following changes for each Fund will be effective on March 22, 2021.

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Mid-Cap ETF (JKG)	N/A	IMCB	Morningstar® US Mid Core IndexSM	Morningstar® US Mid Cap IndexSM

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IMCB shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Mid Cap IndexSM (the “Underlying Index”), which measures the performance of stocks issued by mid-capitalization companies that have exhibited both “growth” and “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities and are included in the Underlying Index. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.

Change in Certain of the Funds’ “Summary of Principal Risks”

The following shall be added to the section entitled “Summary of Principal Risks” of the prospectus and summary prospectus of ILCV, IMCB, ISCB.

Technology Sector Risk. Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

The section entitled “Industrials Sector Risk” shall be deleted in its entirety from the section entitled “Summary of Principal Risks” of the prospectus and summary prospectus of IMCB.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated March 22, 2021 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised February 9, 2021), for iShares Morningstar Large-Cap Growth ETF (JKE), iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

As previously announced, the Board of Trustees (the “Board”) has approved the following changes for each Fund:

The following changes for each Fund will be effective on March 22, 2021.

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Small-Cap ETF (JKJ)	N/A	ISCB	Morningstar® US Small Core IndexSM	Morningstar® US Small Cap Extended IndexSM

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for ISCB shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Small-Cap Extended IndexSM (the “Underlying Index”), which measures the performance of stocks issued by small-capitalization companies that have exhibited both “growth” and “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher average historical and forecasted earnings, sales, equity and cash flow growth would be designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors, are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities and are included in the Underlying Index. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the financials, healthcare services, industrial and technology services industries or sectors. The components of the Underlying Index are likely to change over time.

Change in Certain of the Funds’ “Summary of Principal Risks”

The following shall be added to the section entitled a “Summary of Principal Risks” of the prospectus and summary prospectus of ISCB.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services, an increased emphasis on outpatient services, demand for medical products and services and product liability claims, among other factors. Many healthcare companies are heavily dependent on patent protection, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

The following shall be added to the section entitled “Summary of Principal Risks” of the prospectus and summary prospectus of ILCV, IMCB, ISCB.

Technology Sector Risk. Technology companies, including information technology companies, may have limited product lines, markets, financial resources or personnel. Technology companies typically face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. Companies in the technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Small-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated March 22, 2021 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised February 9, 2021), for iShares Morningstar Large-Cap Growth ETF (JKE), iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

As previously announced, the Board of Trustees (the “Board”) has approved the following changes for each Fund:

The following changes for each Fund will be effective on March 22, 2021.

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Small-Cap Growth ETF (JKK)	N/A	ISCG	Morningstar® US Small Growth IndexSM	Morningstar® US Small Cap Broad Growth Extended IndexSM

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for ISCG shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Small Cap Broad Growth Extended IndexSM (the “Underlying Index”), which measures the performance of stocks issued by small-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “small-capitalization” stocks as those stocks that generally fall between the 90th and 99.5th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, equity and cash flow growth. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021 a significant portion of the Underlying Index is represented by securities of companies in the healthcare, industrials and technology industries or sectors. The components of the Underlying Index are likely to change over time.

Change in Certain of the Funds’ “Summary of Principal Risks”

The following shall be added to the section entitled a “Summary of Principal Risks” of the prospectus and summary prospectus of ISCV and ISCG.

Industrials Sector Risk. Companies in the industrials sector may be adversely affected by changes in the supply of and demand for products and services, product obsolescence, claims for environmental damage or product liability and changes in general economic conditions, among other factors.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Large-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated March 22, 2021 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised February 9, 2021), for iShares Morningstar Large-Cap Growth ETF (JKE), iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

As previously announced, the Board of Trustees (the “Board”) has approved the following changes for each Fund:

The following changes for each Fund will be effective on March 22, 2021.

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Large-Cap ETF (JKD)	iShares Morningstar U.S. Equity ETF	ILCB	Morningstar® US Large Core IndexSM	Morningstar® US Large-Mid Cap IndexSM

Change in certain of the Funds’ “Investment Objective”

The section entitled “Investment Objective” on page S-1 of the Prospectus and Summary Prospectus of the iShares Morningstar Large-Cap ETF shall be deleted in its entirety and replaced with the following:

The iShares Morningstar U.S. Equity ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities.

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for ILCB shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Large-Mid Cap IndexSM (the “Underlying Index”), which measures the performance of stocks issued by large-mid capitalization companies that have exhibited similar “growth” and “value” characteristics, as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “large-capitalization” stocks as those stocks that form approximately the top 90% of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. Stocks of companies with, for example, relatively higher than average historical and forecasted earnings, sales, equity and cash flow growth are designated as “growth” securities. Stocks of companies with, for example, relatively low valuations based on price-to-book ratios, price-to-earnings ratios and other factors are designated as “value” securities. Stocks that exhibit both growth and value characteristics are designated as “blend” securities and are included in the Underlying Index. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the technology industry or sector. The components of the Underlying Index are likely to change over time.

Change in Certain of the Funds’ “Summary of Principal Risks”

The following shall be added to the section entitled “Summary of Principal Risks” of the prospectus and summary prospectus of ILCG, ILCV, and ILCB.

Mid-Capitalization Companies Risk. Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments. In addition, the securities of mid-capitalization companies may be more volatile and less liquid than those of large-capitalization companies.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Mid-Cap Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated March 22, 2021 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised February 9, 2021), for iShares Morningstar Large-Cap Growth ETF (JKE), iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

As previously announced, the Board of Trustees (the “Board”) has approved the following changes for each Fund:

The following changes for each Fund will be effective on March 22, 2021.

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Mid-Cap Growth ETF (JKH)	N/A	IMCG	Morningstar® US Mid Growth IndexSM	Morningstar® US Mid Cap Broad Growth IndexSM

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IMCG shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Mid Cap Broad Growth IndexSM (the “Underlying Index”), which measures the performance of stocks issued by mid-capitalization companies that have exhibited above-average “growth” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market. The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “growth” because they are issued by companies that typically have higher than average historical and forecasted earnings, sales, book value and cash flow growth. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2020, a significant portion of the Underlying Index is represented by securities of companies in the healthcare and technology industries or sectors. The components of the Underlying Index are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Morningstar Mid-Cap Value ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

iShares®

iShares Trust

Supplement dated March 22, 2021 (the “Supplement”)

to the Summary Prospectus and Prospectus, each dated September 1, 2020 and Statement of Additional Information (the “SAI”), dated September 1, 2020 (as revised February 9, 2021), for iShares Morningstar Large-Cap Growth ETF (JKE), iShares Morningstar Small-Cap Value ETF (JKL), iShares Morningstar Large-Cap Value ETF (JKF), iShares Morningstar Mid-Cap ETF (JKG), iShares Morningstar Small-Cap ETF (JKJ), iShares Morningstar Small-Cap Growth ETF (JKK), iShares Morningstar Large-Cap ETF (JKD), iShares Morningstar Mid-Cap Growth ETF (JKH), and iShares Morningstar Mid-Cap Value ETF (JKI) (collectively, the “Funds” and each a “Fund”)

The information in this Supplement updates information in, and should be read in conjunction with, the Summary Prospectus, Prospectus and the SAI for each Fund.

As previously announced, the Board of Trustees (the “Board”) has approved the following changes for each Fund:

The following changes for each Fund will be effective on March 22, 2021.

Current Fund Name and Ticker	New Fund Name	New Ticker	Current Underlying Index	New Underlying Index
iShares Morningstar Mid-Cap Value ETF (JKI)	N/A	IMCV	Morningstar® US Mid Value IndexSM	Morningstar® US Mid Cap Broad Value IndexSM

Change in the Funds’ “Principal Investment Strategies”

The first paragraph of the section of the Summary Prospectus and Prospectus entitled “Principal Investment Strategies” for IMCV shall be deleted in its entirety and replaced with the following:

The Fund seeks to track the investment results of the Morningstar® US Mid Cap Broad Value IndexSM (the “Underlying Index”), which measures the performance of stocks issued by mid-capitalization companies that have exhibited “value” characteristics as determined by Morningstar, Inc.’s (“Morningstar” or the “Index Provider”) proprietary index methodology. Underlying Index constituents are drawn from the pool of stocks issued by U.S. based companies that trade publicly on the New York Stock Exchange (“NYSE”), the NYSE Amex Equities or The NASDAQ Stock Market (“NASDAQ”). The Morningstar index methodology defines “mid-capitalization” stocks as those stocks that generally fall between the 70th and 90th percentile of the market capitalization of the stocks eligible to be included in the Morningstar® US Market Extended IndexSM (a diversified broad market index that represents approximately 99.5% of the market capitalization of publicly-traded U.S. stocks and includes only those stocks of the top 75% of companies in the investable universe based on a liquidity score of the Index Provider). The Index Provider then designates stocks as “blend,” “growth” or “value” based on their style orientations. The stocks in the Underlying Index are designated as “value” because they are issued by companies that typically have relatively low valuations based on price-to-earnings, price-to-book value, price-to-sales, price-to-cash flow and dividend yields. The stocks in the Underlying Index are weighted according to the total value of shares that are publicly owned and available for investment. As of February 16, 2021, a significant portion of the Underlying Index is represented by securities of companies in the financial services industry or sector. The components of the Underlying Index are likely to change over time.

If you have any questions, please call 1-800-iShares (1-800-474-2737).

iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.